-----------------------------
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                                                   -----------------------------
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                                                    hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-21650

                              ASA (BERMUDA) LIMITED
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

      11 SUMMER STREET, 4TH FLOOR, BUFFALO, NEW YORK                  14209
--------------------------------------------------------------------------------
         (Address of principal executive offices)                  (Zip code)

                               JPMORGAN CHASE BANK
                            3 CHASE METROTECH CENTER
                               BROOKLYN, NY 11245
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (716) 883-2428

Date of fiscal year end: NOVEMBER 30, 2005

Date of reporting period: MAY 31, 2005

FORM N-CSR IS TO BE USED BY MANAGEMENT INVESTMENT COMPANIES TO FILE REPORTS WITH THE COMMISSION NOT LATER THAN 10 DAYS AFTER THE TRANSMISSION TO STOCKHOLDERS OF ANY REPORT THAT IS REQUIRED TO BE TRANSMITTED TO STOCKHOLDERS UNDER RULE 30e-1 UNDER THE INVESTMENT COMPANY ACT OF 1940 (17 CFR 270.30e-1). THE COMMISSION MAY USE THE INFORMATION PROVIDED ON FORM N-CSR IN ITS REGULATORY, DISCLOSURE REVIEW, INSPECTION, AND POLICYMAKING ROLES.

A REGISTRANT IS REQUIRED TO DISCLOSE THE INFORMATION SPECIFIED BY FORM N-CSR, AND THE COMMISSION WILL MAKE THIS INFORMATION PUBLIC. A REGISTRANT IS NOT REQUIRED TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN FORM N-CSR UNLESS THE FORM DISPLAYS A CURRENTLY VALID OFFICE OF MANAGEMENT AND BUDGET ("OMB") CONTROL NUMBER. PLEASE DIRECT COMMENTS CONCERNING THE ACCURACY OF THE INFORMATION COLLECTION BURDEN ESTIMATE AND ANY SUGGESTIONS FOR REDUCING THE BURDEN TO SECRETARY, SECURITIES AND EXCHANGE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0609. THE OMB HAS REVIEWED THIS COLLECTION OF INFORMATION UNDER THE CLEARANCE REQUIREMENTS OF 44 U.S.C. SS. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


ASA (BERMUDA) LIMITED

TO THE SHAREHOLDERS: (unaudited)

     At May 31, 2005 the Company's net asset value was $41.38 per share. This compares with $49.95 per share at November 30, 2004, the end of the Company's previous fiscal year. The Company's most recent net asset value on July 21, 2005 was $43.87 per share. On this date, the closing market price of our shares was $38.60 per share, a discount of 12% to the net asset value.

     Net investment income for the six months ended May 31, 2005 was $.08 per share vs. $.20 for the same period last year. The Board of Directors declared a semi-annual dividend of $.20 per share on May 12, 2005 payable May 26, 2005 to shareholders of record on May 19, 2005.

     At our annual meeting held on March 3, 2005 shareholders reelected the ten incumbent directors, ratified the selection of Ernst & Young LLP to serve as auditors for the fiscal year ending November 30, 2005 and approved Amended and Restated Bye-Laws of the Company. See page 14 of this report for details regarding the results of the voting.

     I am pleased to report that at the reconvened Special General Meeting of Shareholders held on July 21st, the shareholders approved all of the proposed changes to certain of the Company's fundamental investment policies and restrictions and its subclassification under the Investment Company Act of 1940. Additional information regarding these changes is detailed in the Company's proxy statement dated April 15, 2005.

     The decline in our net investment income and the consequent decline in our dividend payment reflect the reduced dividend income received from our South African gold stocks. It also reflects an increase in our expenses, including wind-up expenses related to the closing of the ASA Limited office in South Africa, professional fees and shareholder reports and proxy expenses incurred in connection with the Special General Meeting of Shareholders.

     This reduced income from a portfolio little changed from a year ago is due almost entirely to an ongoing strength in the rand relative to the dollar. Because of this strength the price of gold when expressed in rand declined sharply in 2002 and then moved sideways until March of 2005. Since then, however, the rand has weakened and the rand gold price has increased from approximately 2,500 rand per ounce to close to 2,900 rand per ounce presently. This positive movement occurred too late in the period under review to have had a material effect on earnings and dividends of our South African investments. If it continues, however, its positive effects should be felt in the second half of our fiscal year and this could result in an increase in our dividend income from these companies.

     Although it is still early in the trend, we are encouraged by what may be a decoupling of the gold price from the dollar. For the past few years the gold price has moved inversely to the dollar, strengthening as the dollar weakened and vice versa. Recently, the gold price broke out to new five-year highs in euros, the Japanese yen, the Swiss franc and the British pound. If gold can maintain these highs, it should attract a far wider audience than was the case when most of the rise in gold price reflected the weaker dollar.

     Further impacting our South African dividends was a 13% fall in South African gold production during the first quarter of 2005. During 2004 South African gold production was at 342.7 tons, its lowest level since 1931. The South African Chamber of Mines recently commented that the gold mining sector has remained under pressure due to falling rand revenues and rising production costs during the first quarter of this year. The Chamber went on to note that cost pressures over the last three years have included an 18% increase in water prices in each of the last three years. Steel prices, which comprise about 10% of the cash production costs of large scale gold mines, have risen by double digit rates in each year. Labor costs which represent about 50% of cash production costs have increased by far more than the inflation rate over the past two years. Rail tariffs have also risen sharply. Altogether, the average increase in total production costs excluding capital expenditures rose by 13.4% in 2004 or 3 times the rate of the consumer price index.

     Copies of financial reports of the Company, as well as its latest net asset value may be requested from LGN Associates, P.O. Box 269, Florham Park, NJ 07932
(973) 377-3535 or may be found on the Company's website (www.asaltd.com).

     I would also like to call to your attention the availability of the Dividend Reinvestment Plan. See page 14 of this report for information.
EquiServe, the agent for the Plan, is able to communicate with shareholders through the Internet. The only requirement for shareholder participation is use of a personal computer and access to an electronic mail package. The EquiServe address is Equiserve@equiserve.com and access is available 24 hours a day. In addition, EquiServe has established a Shareholder Contact Center ("Center") to respond to shareholders' questions in a timely manner. The telephone number is 781-575-2723. The Center is available Monday through Friday between 8:30 a.m. and 7:00 p.m. (Eastern Time).

                                                  Robert J.A. Irwin
July 22, 2005                             CHAIRMAN, PRESIDENT AND TEASURER

SCHEDULE OF INVESTMENTS
(NOTE 1) (UNAUDITED)

May 31, 2005

-------------------------------------------------------------------------------------------------------------------
                                                                  Number of                     Percent of
      Name of Company                                                Shares    Market Value     Net Assets
-------------------------------------------------------------------------------------------------------------------
      ORDINARY SHARES OF GOLD MINING COMPANIES
      AUSTRALIAN GOLD MINES
      Newcrest Mining Limited - ADRs                              3,000,000    $ 30,156,420           7.6%
-------------------------------------------------------------------------------------------------------------------

      UNITED STATES GOLD MINES
      Newmont Mining Corporation                                    520,368      19,378,504           4.9
-------------------------------------------------------------------------------------------------------------------

      SOUTH AFRICAN GOLD MINES
      AngloGold Ashanti Limited                                   2,389,894      79,285,527          20.0
      Gold Fields Limited                                         9,704,977     105,441,354          26.6
      Harmony Gold Mining Company Limited                           292,459       2,133,769           0.5
      Harmony Gold Mining Company Limited - ADRs                  2,166,400      16,572,960           4.2
-------------------------------------------------------------------------------------------------------------------

                                                                                203,433,610          51.3
-------------------------------------------------------------------------------------------------------------------

      CANADIAN GOLD MINES
      Barrick Gold Corporation                                      730,000      16,782,700           4.2
      Placer Dome Incorporated                                    1,065,312      14,403,018           3.6
-------------------------------------------------------------------------------------------------------------------

                                                                                 31,185,718           7.8
-------------------------------------------------------------------------------------------------------------------

      SOUTH AMERICAN GOLD MINES
      Compania de Minas Buenaventura - ADRs                         900,000      19,242,000           4.8
-------------------------------------------------------------------------------------------------------------------

                                                                                303,396,252          76.4
-------------------------------------------------------------------------------------------------------------------

      ORDINARY SHARES OF OTHER COMPANIES
      SOUTH AFRICAN MINING
      Anglo American PLC                                          1,280,000      30,290,125           7.6
      Anglo American Platinum Corporation Limited                   770,100      33,011,929           8.3
      Impala Platinum Holdings Limited                              215,300      18,018,603           4.5
      Mvelaphanda Resources Limited (1)                           1,950,000       4,296,763           1.1
-------------------------------------------------------------------------------------------------------------------

                                                                                 85,617,420          21.5
-------------------------------------------------------------------------------------------------------------------

      Total investments (Cost - $147,906,391) (2)                               389,013,672          97.9

      CASH AND OTHER ASSETS LESS LIABILITIES                                      8,265,915           2.1
-------------------------------------------------------------------------------------------------------------------

      Net assets                                                               $397,279,587         100.0%
-------------------------------------------------------------------------------------------------------------------

      (1) Non-income producing security.

      (2) Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at May 31, 2005 were $246,063,155 and $4,955,374, respectively, resulting in net unrealized appreciation on investments of $241,107,281.

      ADR - American Depository Receipt

      There is no assurance that the valuations at which the Company's investments are carried could be realized upon sale.

      The notes to the financial statements form an integral part of these statements.

PORTFOLIO STATISTICS
May 31, 2005

      COUNTRY BREAKDOWN*
      South Africa             72.8%
      Australia                 7.6%
      Canada                    7.8%
      United States             4.9%
      South America             4.8%

      * Country breakdowns are expressed as a percentage of total net assets. The entire portfolio consists of investments in ordinary shares of companies that mine gold and other precious metals.

STATEMENT OF ASSETS AND LIABILITIES

(UNAUDITED)

--------------------------------------------------------------------------------
      ASSETS                                               May 31, 2005
--------------------------------------------------------------------------------
      Investments, at market value (Note 1)
        Gold mining companies (Cost $117,577,016)          $303,396,252
        Other companies (Cost $30,329,375)                   85,617,420
--------------------------------------------------------------------------------
                                                            389,013,672
--------------------------------------------------------------------------------
      Cash (Includes foreign cash of $7,996,215)              8,512,858

      Dividends and interest receivable                         143,479

      Other assets                                              352,045
--------------------------------------------------------------------------------
      Total assets                                          398,022,054
--------------------------------------------------------------------------------

      LIABILITIES
--------------------------------------------------------------------------------

      Accounts payable and accrued liabilities                  697,467
      Payable to officers and directors                          45,000
--------------------------------------------------------------------------------
      Total liabilities                                         742,467
--------------------------------------------------------------------------------

      NET ASSETS                                           $397,279,587
--------------------------------------------------------------------------------
      Common shares $1 par value
        Authorized: 30,000,000 shares

        Issued and Outstanding: 9,600,000 shares            $ 9,600,000
      Share premium (capital surplus)                        21,249,156
      Undistributed net investment income                    54,728,083
      Undistributed net realized (loss) from foreign
        currency transactions                               (56,508,133)
      Undistributed net realized gain on investments        126,843,076
      Net unrealized appreciation on investments            241,107,281
      Net unrealized appreciation on translation of
        assets and liabilities in foreign currency              260,124
--------------------------------------------------------------------------------

      Net assets                                           $397,279,587
--------------------------------------------------------------------------------

      Net assets per share                                       $41.38
================================================================================

      The closing price of the Company's shares on the New York Stock Exchange was $36.44 on May 31, 2005.

      The notes to the financial statements form an integral part of these statements.

STATEMENT OF OPERATIONS
(UNAUDITED)

                                                                                              Six months ended
                                                                                                May 31, 2005
---------------------------------------------------------------------------------------------------------------------
      Investment income
          Dividend income (net of foreign withholding taxes of $61,378)                        $   2,868,203
          Interest income                                                                             77,626
---------------------------------------------------------------------------------------------------------------------
                                                                                                   2,945,829
---------------------------------------------------------------------------------------------------------------------
      Expenses
          Shareholder reports and proxy expenses                                                     233,616
          Directors' fees and expenses                                                               299,428
          Salaries and benefits                                                                      386,088
          Other administrative expenses                                                              256,119
          Fund accounting                                                                             61,714
          Transfer agent, registrar and custodian                                                     68,679
          Professional fees and expenses                                                             542,161
          Insurance                                                                                   87,500
          Wind-up expenses - ASA Limited                                                              93,603
          Other                                                                                      143,407
---------------------------------------------------------------------------------------------------------------------
          Total expenses                                                                           2,172,315
---------------------------------------------------------------------------------------------------------------------
      Net investment income                                                                          773,514
---------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) from investments and foreign currency transactions Net realized gain from investments
        Proceeds from sales                                                                        5,993,452
        Cost of securities sold                                                                    1,282,343
---------------------------------------------------------------------------------------------------------------------
      Net realized gain from investments                                                           4,711,109
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) from foreign currency transactions
        Investments                                                                               (1,970,566)
        Foreign currency transactions                                                                129,823
---------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) from foreign currency transactions                                 (1,840,743)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in unrealized appreciation on investments
        Balance, beginning of period                                                             324,361,555
        Balance, end of period                                                                   241,107,281
---------------------------------------------------------------------------------------------------------------------
      Net (decrease) in unrealized appreciation on investments                                   (83,254,274)
---------------------------------------------------------------------------------------------------------------------
      Net (decrease) in unrealized appreciation on translation of assets
        and liabilities in foreign currency                                                         (723,187)
---------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) from investments and foreign
        currency transactions                                                                    (81,107,095)
---------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations                          $ (80,333,581)
=====================================================================================================================

      The notes to the financial statements form an integral part of these statements.

STATEMENTS OF SURPLUS AND STATEMENTS OF CHANGES IN NET ASSETS

                                                                             (Unaudited)
                                                                          Six months ended                 Year ended
      STATEMENTS OF SURPLUS                                                 May 31, 2005                November 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
      Share premium (capital surplus)
          Balance, beginning of period                                     $ 21,249,156                   $ 27,489,156
          Change due to reorganization                                               --                     (6,240,000)
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $ 21,249,156                   $ 21,249,156
===============================================================================================================================
      Undistributed net investment income
          Balance, beginning of period                                     $ 55,874,569                   $ 59,083,301
          Net investment income for the period                                  773,514                      2,071,268
          Dividends paid                                                     (1,920,000)                    (5,280,000)
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $ 54,728,083                   $ 55,874,569
===============================================================================================================================
      Undistributed net realized (loss) from
        foreign currency transactions
          Balance, beginning of period                                     $(54,667,390)                  $(48,181,979)
          Net realized gain (loss) for the period                            (1,840,743)                    (6,485,411)
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $(56,508,133)                  $(54,667,390)
===============================================================================================================================
      Undistributed net realized gain from investments
        (Computed on identified cost basis)
          Balance, beginning of period                                     $122,131,967                   $115,112,525
          Net realized gain for the period                                    4,711,109                      7,019,442
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $126,843,076                   $122,131,967
===============================================================================================================================
      Net unrealized appreciation (depreciation) on investments
          Balance, beginning of period                                     $324,361,555                   $337,205,016
          Net increase (decrease) for the period                            (83,254,274)                   (12,843,461)
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $241,107,281                   $324,361,555
===============================================================================================================================
      Net unrealized appreciation (depreciation)
        on translation of assets and liabilities in foreign currency
          Balance, beginning of period                                     $    983,311                   $    716,070
          Net unrealized appreciation (depreciation) for the period            (723,187)                       267,241
-------------------------------------------------------------------------------------------------------------------------------
          Balance, end of period                                           $    260,124                   $    983,311
===============================================================================================================================

                                                                             (Unaudited)
                                                                          Six months ended                 Year ended
      STATEMENTS OF CHANGES IN NET ASSETS                                   May 31, 2005                November 30, 2004
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income                                                $    773,514                   $  2,071,268
      Net realized gain from investments                                      4,711,109                      7,019,442
      Net realized gain (loss) from foreign currency transactions            (1,840,743)                    (6,485,411)
      Net increase (decrease) in unrealized appreciation on investments     (83,254,274)                   (12,843,461)
      Net increase (decrease) in unrealized appreciation (depreciation)
        on translation of assets and liabilities in foreign currency           (723,187)                       267,241
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting from operations       (80,333,581)                    (9,970,921)
      Dividends paid                                                         (1,920,000)                    (5,280,000)
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets                                 (82,253,581)                   (15,250,921)
      Net Assets, Beginning of Period                                       479,533,168                    494,784,089
-------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period                                            $397,279,587                   $479,533,168
===============================================================================================================================

      The notes to the financial statements form an integral part of these statements.

                          NOTES TO FINANCIAL STATEMENTS
                          SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)

1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES ASA (Bermuda) Limited ("Company") is a closed-end management investment company registered under the United States Investment Company Act of 1940, and was organized as an exempted limited liability company under the laws of Bermuda on April 29, 2003. On November 19, 2004, the Company, pursuant to an Agreement and Plan of Reorganization (the "Reorganization"), acquired all the assets and assumed all the liabilities of ASA Limited ("ASA"), a South African public limited liability company. The financial statements and financial highlights through November 19, 2004 reflect the financial information of ASA. The following is a summary of the Company's significant accounting policies:

A. INVESTMENTS

Portfolio securities are generally valued at the last reported sales price on the last trading day of the period, or the mean between the closing bid and asked prices of those securities not traded on that date. In the event that a mean price cannot be computed due to the absence of either a bid or an asked price, then the bid price plus 1% or the asked price less 1%, as applicable, is used. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Company's Board of Directors.

The difference between cost and current value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

There is no assurance that the valuation at which the Company's investments are carried could be realized upon sale.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the closing rate of exchange on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the statement of operations.

C. SECURITY TRANSACTIONS AND INVESTMENT INCOME

During the six months ended May 31, 2005 sales of securities amounted to $5,993,452 and there were no purchases of securities.

Dividend income is recorded on the ex-dividend date (date on which the securities would be sold ex-dividend) net of withholding taxes, if any. Interest income is recognized on the accrual basis.

D. DISTRIBUTION TO SHAREHOLDERS

Dividends to shareholders are recorded on the ex-dividend date.

The reporting for financial statement purposes of distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate reporting for United States federal income tax purposes. The differences are caused primarily by the separate line item reporting for financial statement purposes of foreign exchange gains or losses. See pages 10 through 12 for additional tax information for United States shareholders.

E. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

F. BASIS OF PRESENTATION

The financial statements are presented in United States dollars.

Certain prior year amounts in the accompanying financial statements have been reclassified to conform with current year presentation.

2   TAX STATUS OF THE COMPANY   The Company is not subject to tax as an exempted
liability company incorporated under the laws of Bermuda.

3 RETIREMENT PLANS In 1994, ASA entered into a supplemental non-qualified pension agreement with its Chairman. Under the terms of the agreement, ASA agreed to credit $25,000 per year for five years, beginning December 1, 1993, to a Supplemental Pension Account with interest credited at an annual rate of 3.5%.

   The Board of Directors approved increases in the amount of the annual credit as follows: $28,125 in May 1999; $31,250 in February 2002, $45,000 in March
2003, $55,000 in February 2004 and $60,000 in March 2005. As a result, the Company has recorded an expense amount of $28,332 for the six month period ended May 31, 2005.

   The Company has recorded an asset in the amount of $160,000 related to the retirement obligation liability of $423,967 as of May 31, 2005. The $423,967 represents the total liability payable under the agreement at May 31, 2005. Upon retirement from the Company, the liability under the agreement is payable in ten
(10) consecutive equal annual payments to the Chairman.

4 CONCENTRATION RISK Under normal circumstances, over 50% of the Company's assets will be invested in equity securities of companies conducting, as the major portion of their business, gold mining and related activities in South Africa. The Company also invests in securities of companies engaged in other businesses in South Africa, including the mining of other precious metals. In addition, the Company invests a portion of its assets in securities of companies operating outside of South Africa in extractive and related activities, including gold mining. The Company is, therefore, subject to gold and precious metal related risks as well as risks related to investing in South Africa including political, economic, regulatory, currency fluctuation and foreign exchange risks. As a result of industry consolidation, the Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company's investments are concentrated in a limited number of securities of companies involved in the mining of gold and other precious metals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.

5 INDEMNIFICATIONS In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       (Unaudited)
                                                     Six Months Ended                     Year Ended November 30
------------------------------------------------------------------------------------------------------------------------------------
                                                         May 31,
                                                           2005             2004        2003        2002        2001        2000
------------------------------------------------------------------------------------------------------------------------------------
   PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                $  49.95         $  51.54    $  33.48    $  21.97    $  17.58    $  22.51
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                    .08              .22         .84         .85        1.00         .61
   Net realized gain from investments                       .49              .73          --         .51        3.05        1.00
   Net realized gain (loss) from foreign
     currency transactions                                 (.19)            (.68)        .32       (1.13)       (.24)      (1.02)
   Net increase (decrease) in unrealized
     appreciation on investments                          (8.67)           (1.34)      17.76       11.84        1.40       (4.88)
   Net increase (decrease) in unrealized appreciation
     (depreciation) on translation of assets and
     liabilities in foreign currency                       (.08)             .03        (.06)        .24        (.02)       (.04)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations                            (8.37)           (1.04)      18.86       12.31        5.19       (4.33)
   Less dividends                                          (.20)            (.55)       (.80)       (.80)       (.80)       (.60)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                      $  41.38         $  49.95    $  51.54    $  33.48    $  21.97    $  17.58
------------------------------------------------------------------------------------------------------------------------------------
   Market value per share, end of period               $  36.44         $  44.82    $  47.16    $  30.06    $  19.83    $  14.56

   TOTAL INVESTMENT RETURN(1)(2)
   Based on market value per share                       (18.25%)          (3.67%)     59.91%      55.72%      41.76%     (21.06%)

   RATIOS TO AVERAGE NET ASSETS(1)(3)
   Expenses                                                1.02%            1.03%        .84%        .91%       1.10%       1.15%
   Net investment income                                    .36%             .46%       2.09%       2.63%       4.61%       3.06%

   SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)             $397,280         $479,533    $494,784    $321,423    $210,944    $168,726
   Portfolio turnover rate                                   --             1.63%         --        4.41%      11.18%       7.43%


   Per share calculations are based on the 9,600,000 shares outstanding.

   (1) Determined in U.S. dollar terms.

   (2) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Company's dividend reinvestment plan.

   (3) Annualized for the six months ended May 31, 2005.

SUPPLEMENTARY INFORMATION
(UNAUDITED)
Six months ended May 31, 2005

--------------------------------------------------------------------------------
   CERTAIN FEES INCURRED BY THE COMPANY

--------------------------------------------------------------------------------
   Directors' fees                                         $170,000
   Officers' remuneration                                   357,006
   Auditors                                                  52,581
--------------------------------------------------------------------------------

   The notes to the financial statements form an integral part of these statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of
Directors of ASA (Bermuda) Limited:

     We have reviewed the accompanying statement of assets and liabilities of ASA (Bermuda) Limited, including the schedule of investments, as of May 31, 2005, and the related statements of operations, surplus and changes in net assets, supplementary information and financial highlights for the six-month period ended May 31, 2005. These financial statements, financial highlights and supplementary information are the responsibility of the Company's management.

     We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit in accordance with the standards of the Public Company Accounting Oversight Board, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above for them to be in conformity with U.S. generally accepted accounting principles.

     We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board, the statements of surplus and changes in net assets for the year ended November 30, 2004 and financial highlights for each of the three years in the period ended November 30, 2004 and in our report, dated December 30, 2004, we expressed an unqualified opinion on those financial statements and financial highlights. The financial highlights for the years presented prior to November 30, 2002 were audited by other auditors who have ceased operations and whose report dated December 18, 2001 expressed an unqualifed opinion on those financial highlights.

June 24, 2005                   Ernst & Young LLP
                                New York, N.Y., U.S.A

--------------------------------------------------------------------------------

CERTAIN TAX INFORMATION FOR
UNITED STATES SHAREHOLDERS (UNAUDITED)

From  December 1, 1963 through  November 30, 1987,  the Company was treated as a
"foreign investment company" for United States federal income tax purposes pursuant to Section 1246 of the Internal Revenue Code. Under that section, a United States shareholder who has held his shares in the Company for more than one year is subject to tax at ordinary income tax rates on his profit (if any) on a sale of his shares to the extent of his "ratable share" of the Company's earnings and profits accumulated for the period during which he held those shares between December 1, 1963 and November 30, 1987. If such shareholder's profit on the sale of his shares exceeds such ratable share and he held his shares for more than one year, then, subject to the discussion below regarding the United States federal income tax rules applicable to taxable years of the Company beginning after November 30, 1987, he is subject to tax at long-term capital gain rates on the excess.

   The Company's per share earnings and profits accumulated (undistributed) in each of the taxable years from 1964 through 1987 is given below in United States currency. All the per share amounts give effect to the two-for-one stock splits that became effective on May 10, 1966, May 10, 1973 and May 9, 1975. All the per share amounts reflect distributions through November 30, 2004.

Year ended November 30                  Per year                 Per day
--------------------------------------------------------------------------------
1964                                     $ .042                 $.00012
--------------------------------------------------------------------------------
1965                                       .067                  .00019
--------------------------------------------------------------------------------
1966                                       .105                  .00029
--------------------------------------------------------------------------------
1967                                       .277                  .00076
--------------------------------------------------------------------------------
1968                                       .241                  .00066
--------------------------------------------------------------------------------
1969                                       .461                  .00126
--------------------------------------------------------------------------------
1970                                       .218                  .00060
--------------------------------------------------------------------------------
1971                                       .203                  .00056
--------------------------------------------------------------------------------
1972                                       .445                  .00122
--------------------------------------------------------------------------------
1973                                       .497                  .00136
--------------------------------------------------------------------------------
1974                                      1.151                  .00316
--------------------------------------------------------------------------------
1975                                       .851                  .00233
--------------------------------------------------------------------------------
1976                                       .370                  .00101
--------------------------------------------------------------------------------
1977                                       .083                  .00023
--------------------------------------------------------------------------------
1978                                       .357                  .00098
--------------------------------------------------------------------------------
1979                                       .219                  .00060
--------------------------------------------------------------------------------
1980                                      1.962                  .00538
--------------------------------------------------------------------------------
1981                                       .954                  .00261
--------------------------------------------------------------------------------
1982                                       .102                  .00028
--------------------------------------------------------------------------------
1983                                        -0-                     -0-
--------------------------------------------------------------------------------
1984                                        -0-                     -0-
--------------------------------------------------------------------------------
1985                                     (.151)                (.00041)
--------------------------------------------------------------------------------
1986                                        -0-                     -0-
--------------------------------------------------------------------------------
1987                                        -0-                     -0-
--------------------------------------------------------------------------------

   Under rules enacted by the Tax Reform Act of 1986, the Company became a "passive foreign investment company" (a "PFIC") on December 1, 1987*. The manner in which these rules apply depends on whether a United States shareholder (1) elects to treat the Company as a qualified electing fund ("QEF") with respect to his Company shares, (2) for taxable years of such United States shareholder beginning after December 31, 1997, elects to "mark-to-market" his Company shares as of the close of each taxable year, or (3) makes neither election.

   In general, if a United States shareholder of the Company does NOT make either such election, any gain realized on the direct or indirect disposition of his Company shares will be treated as ordinary income. In addition, such shareholder will be subject to an "interest charge" on part of his tax liability with respect to such gain, as well as with respect to certain "excess distributions" made by the Company. Furthermore, shares held by such shareholder may be denied the benefit of any oth erwise applicable increase in tax basis at death. Under proposed regulations, a "disposition" would include a U.S. taxpayer's becoming a nonresident alien.

   As noted, the general tax consequences described in the preceding paragraph apply to an "excess distribution" on Company shares, which is defined as a distribution by the Company for a taxable year that is more than 125% of the average amount it distributed for the three preceding taxable years.** If the Company makes an excess distribution in a taxable year, a United States shareholder who has not made a QEF or mark-to-market election would be required to allocate the excess amount ratably over the ENTIRE holding period for his shares. That allocation would result in tax being payable at the highest applicable rate in the prior years to which the distribution is allocated and interest charges being imposed on the resulting "underpayment" of taxes made in those years. In contrast, a distribution that is not an excess distribution would be taxable to a United States shareholder as a normal dividend (see footnote * above), with no interest charge.

   If a United  States  shareholder  elects to treat the  Company  as a QEF with respect to his shares therein for the first year he holds his shares during which the Company is a PFIC (or who later makes the QEF election and also elects to treat his shares generally as if they were sold for their fair market value on the first day of the first taxable year of the Company for which the QEF election is effective), the rules described in the preceding paragraphs generally will not apply. Instead, the electing United States shareholder will include annually in his gross income his PRO RATA share of the Company's ordinary earnings and net capital gain (his "QEF" inclusion) regardless of whether such income or gain was actually distributed. A United States shareholder who makes a valid QEF election will recognize capital gain on any profit from the actual sale of his shares if those shares were held as capital assets, except to the extent of the shareholder's ratable share of the earnings and profits of the Company accumulated for the period during which he held those shares between December 1, 1963 and November 30, 1987, as described above.

   Alternatively, if a United States shareholder makes the mark-to-market election with respect to Company shares for taxable years beginning on or after January 1, 1998, such shareholder will be required annually to report any unrealized gain with respect to his shares as ordinary income, and any unrealized loss would be permitted as an

----------

* Because the Company is a PFIC, dividends it pays will not qualify for the 15% maximum U.S. federal income tax rate on dividends that individuals receive and instead will be taxed at rates up to 35%.

** For example, the Company made annual distributions of $.55, $.80 and $.80 per share during the taxable years ended November 30, 2004, 2003 and 2002, respectively, an average per year of $.71667 per share. Accordingly, any distribution in excess of $.90 per share (125% of $.71667) would be treated as an excess distribution for the taxable year ending November 30, 2005. (All amounts in U.S. currency.)

ordinary loss, but only to the extent of previous inclusions of ordinary income. Any gain subsequently realized by the electing United States shareholder on a sale or other disposition of his Company shares also would be treated as ordinary income, but such shareholder would not be subject to an interest charge on his resulting tax liability. Special rules apply to a United States shareholder that held his PFIC stock prior to the first taxable year for which the mark-to-market election was effective.

   A United States shareholder with a valid QEF election in effect would not be taxed on any distributions paid by the Company to the extent of any QEF inclusions, but any distributions out of accumulated earnings and profits in excess thereof would be treated as taxable dividends. Such a shareholder would increase the tax basis in his Company shares by the amount of any QEF inclusions and reduce such tax basis by any distributions to him that are not taxable as described in the preceding sentence. Special rules apply to United States shareholders who make the QEF election and wish to defer the payment of tax on their annual QEF inclusions.

   Each shareholder who desires QEF treatment must individually elect such treatment. The QEF election must be made for the taxable year of the shareholder in which or with which the taxable year of the Company ends. A QEF election is effective for the shareholder's taxable year for which it is made and all subsequent taxable years of the shareholder and may not be revoked without the consent of the Internal Revenue Service. A shareholder of the Company who first held his Company shares after November 30, 2004 and who files his tax return on the basis of a calendar year may make a QEF election on his 2005 tax return. A shareholder of the Company who first held his Company shares on or before November 30, 2004 may also make the QEF election on his 2005 tax return but should consult his tax advisor concerning the tax consequences and special rules that apply when a QEF election could have been made with respect to such shares for an earlier taxable year.

   The QEF election must be made by the due date, with extensions, of the federal income tax return for the taxable year for which the election is to apply. Under Treasury regulations, the QEF election is made on Internal Revenue Service Form 8621, which must be completed and attached to a timely filed income tax return in which the shareholder reports his QEF inclusion for the year to which the election applies. In order to allow United States shareholders to make the QEF elections and to comply with the applicable annual reporting requirements, the Company annually will provide to them a "PFIC Annual Information Statement" containing certain information required by Treasury regulations.

   In early 2006 the Company will send to United States shareholders the PFIC Annual Information Statement for the Company's 2005 taxable year. Such annual information statement may be used for purposes of completing Form 8621. A shareholder who either is subject to a prior QEF election or is making a QEF election for the first time must attach a completed Form 8621 to his income tax return each year. Other United States shareholders also must attach completed Forms 8621 to their tax returns each year, but shareholders not electing QEF treatment will not need to report QEF inclusions thereon.

   Special rules apply to United States persons who hold Company shares through intermediate entities or persons and to United States shareholders who directly or indirectly pledge their shares, including those in a margin account.

   Ordinarily, the tax basis that is obtained by a transferee of property on the death of the owner of that property is adjusted to the property's fair market value on the date of death (or alternate valuation date). If a United States shareholder dies owning shares with respect to which he did not elect QEF treatment (or elected such treatment after the first year in which he owned shares in which the Company was a PFIC and did not elect to recognize gain as described above), the transferee of those shares will not be entitled to adjust the tax basis in such shares to the fair market value on the date of death (or alternate valuation date). In that case, in general, the transferee of such shares will take a basis in the shares equal to the shareholder's basis therein immediately before his death. If a United States shareholder dies owning Company shares for which a valid QEF election was in effect for all taxable years in such shareholder's holding period during which the Company was a PFIC (or the shareholder elected to treat the shares as if sold on the first day of the first taxable year of the Company for which the QEF election was effective), then the basis increase generally will be available unless the holding period for his shares began on or prior to November 30, 1987. In the latter case, in general, any otherwise applicable basis increase will be reduced to the extent of the shareholder's ratable share of the earnings and profits of the Company accumulated for the period during which he held those shares between December 1, 1963 and November 30, 1987.

   DUE TO THE COMPLEXITY OF THE APPLICABLE TAX RULES, UNITED STATES SHAREHOLDERS OF THE COMPANY ARE STRONGLY URGED TO CONSULT THEIR OWN TAX ADVISORS CONCERNING THE IMPACT OF THESE RULES ON THEIR INVESTMENT IN THE COMPANY AND ON THEIR INDIVIDUAL SITUATIONS.

DIVIDEND REINVESTMENT PLAN

   EquiServe Trust Company, N.A. ("EquiServe") has been engaged to offer a dividend reinvestment plan (the "Plan") to shareholders. Shareholders must elect to participate in the Plan by signing an authorization. The authorization appoints EquiServe as agent to apply to the purchase of common shares of the Company in the open market (i) all cash dividends (after deduction of the service charge described below) which become payable to such participant on the Company's shares (including shares registered in his or her name and shares accumulated under the Plan) and (ii) any voluntary cash payments ($50 minimum, $3,000 maximum per dividend period) received from such participant within 30 days prior to such dividend payment date.

   For the purpose of making purchases, EquiServe will commingle each participant's funds with those of all other participants in the Plan. The price per share of shares purchased for each participant's account shall be the average price (including brokerage commissions and any other costs of purchase) of all shares purchased in the open market with the net funds available from a cash dividend and any voluntary cash payments being concurrently invested. Any stock dividends or split shares distributed on shares held in the Plan will be credited to the participant's account.

   For each participant, a service charge of 5% of the combined amount of the participant's dividend and any voluntary payment being concurrently invested, up to a maximum charge of $2.50 per participant, will be deducted (and paid to EquiServe) prior to each purchase of shares. Shareholder sales of shares held by EquiServe in the Plan are subject to a fee of $10.00 plus applic able brokerage commissions deducted from the proceeds of the sale. Additional nominal fees are charged by EquiServe for specific shareholder requests such as requests for information regarding share cost basis detail in excess of two prior years and for replacement 1099 reports older than three years.

   Participation in the Plan may be terminated by a participant at any time by written instructions to EquiServe. Upon termination, a participant will receive a certificate for the full number of shares credited to his or her account, unless he or she requests the sale of all or part of such shares.

   Dividends reinvested by a shareholder under the Plan will generally be treated for U.S. federal income tax purposes in the same manner as dividends paid to such shareholder in cash. See "Certain tax information for United States shareholders" for more information regarding tax consequences to U.S. investors of an investment in shares of the Company, including the effect of the Company's status as a PFIC. The amount of the service charge is deductible for U.S. federal income tax purposes, subject to limitations.

   To participate in the Plan an investor may not hold his or her shares in a "street name" brokerage account.

   Additional information regarding the Plan may be obtained from EquiServe Dividend Reinvestment Plan, 250 Royall St., Canton, MA 02021. Information may
also be obtained by calling EquiServe's Shareholder Contact Center at 781-575-2723 between 8:30 a.m. and 7 p.m., Eastern time, Monday through Friday.

--------------------------------------------------------------------------------

PRIVACY NOTICE

   ASA (Bermuda) Limited (the "Company") is committed to protecting the financial privacy of its shareholders.

   We do not share any nonpublic, personal information that we may collect about shareholders with anyone, including our affiliates, except to service and administer shareholders' share accounts, to process transactions, to comply with shareholders' requests or legal requirements or for other limited purposes permitted by law. For example, the Company may disclose a shareholder's name, address, social security number and the number of shares owned to its administrator, transfer agent or other service providers in order to provide the shareholder with proxy statements, tax reporting forms, annual reports or other information about the Company. This policy applies to all of the Company's shareholders and former shareholders.

   We keep nonpublic personal information in a secure environment. We restrict access to nonpublic personal information to Company officers, agents and service providers who have a need to know the information based on their role in servicing or administering shareholders' accounts. The Company also maintains physical, electronic and procedural safeguards that comply with federal regulations and established security standards to protect the confidentiality of nonpublic personal information.

              RESULTS OF PROPOSALS PRESENTED AT THE ANNUAL MEETING
                                 OF SHAREHOLDERS

   The following votes were cast at the Annual Meeting of Shareholders held on March 3, 2005:

--------------------------------------------------------------------------------
   ELECTION OF DIRECTORS
                                              For                  Withheld
--------------------------------------------------------------------------------
   Robert J.A. Irwin                    7,472,630                   465,212
   Henry R. Breck                       7,865,103                    72,739
   Harry M. Conger                      7,179,641                   758,201
   Chester A. Crocker                   7,473,494                   464,348
   Joseph C. Farrell                    7,865,063                    72,779
   James G. Inglis                      7,859,760                    78,082
   Malcolm W. MacNaught                 7,865,102                    72,740
   Ronald L. McCarthy                   7,471,912                   465,930
   Robert A. Pilkington                 7,864,573                    73,269
   A. Michael Rosholt                   7,468,642                   469,200

--------------------------------------------------------------------------------
   APPOINTMENT OF AUDITORS
                                              For      Against      Abstain
--------------------------------------------------------------------------------
   Ernst & Young LLP                    7,827,332       34,218       76,292
--------------------------------------------------------------------------------
   APPROVAL OF AMENDED AND RESTATED
     BYE-LAWS OF THE COMPANY            7,845,484       39,431       52,927
--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

   The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the twelve month period ended June 30, 2004 is available on the Company's website at http://www.asaltd.com and on the Securities and Exchange Commission's website at http://www.sec.gov. A written copy of the Company's policies and procedures is available without charge, upon request, by calling collect (973) 377-3535.

                                    FORM N-Q

   The Company files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the Commission's website at http://www.sec.gov. The Company's Forms N-Q also may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Schedule of Investments reported on Form N-Q also is included in the Company's financial statements for the first and third quarters of each fiscal year which are available on the Company's website at http://www.asaltd.com.

                           FORWARD-LOOKING STATEMENTS

   This report contains "forward-looking statements" within the meaning of the Securities Act of 1933 and the Securities Exchange Act of 1934. By their nature all forward-looking statements involve risks, uncertainties and other factors which may cause actual results, performance or achievements of management's plans to be materially different from those contemplated by the forward-looking statements. Such factors include, but are not limited to, the performance of the companies whose securities comprise the Company's portfolio, the conditions in the U.S., South African and other international securities and foreign exchange markets, the price of gold, platinum and other precious metals and changes in tax law.

               ASA (BERMUDA) LIMITED

               Incorporated in the
               Commonwealth of Bermuda

               (Registration No. 33576)

DIRECTORS

HENRY R. BRECK                    ROBERT J.A. IRWIN
  (U.S.A.)                          (U.S.A.)

HARRY M. CONGER                   MALCOLM W. MACNAUGHT
  (U.S.A.)                          (U.S.A.)

CHESTER A. CROCKER                RONALD L. MCCARTHY
  (U.S.A.)                          (South Africa)

JOSEPH C. FARRELL                 ROBERT A. PILKINGTON
  (U.S.A.)                          (U.S.A.)

JAMES G. INGLIS                   A. MICHAEL ROSHOLT
  (South Africa)                    (South Africa)

OFFICERS

   ROBERT J.A. IRWIN, CHAIRMAN, PRESIDENT AND TREASURER
   PAUL K. WUSTRACK, JR., SECRETARY AND CHIEF COMPLIANCE OFFICER

EXECUTIVE OFFICES

   11 SUMMER STREET
   BUFFALO, NEW YORK

REGISTERED OFFICE

   CANON'S COURT
   22 VICTORIA STREET
   HAMILTON HM12, BERMUDA

AUDITORS

   ERNST & YOUNG LLP, NEW YORK, NY, U.S.A.

COUNSEL

   APPLEBY SPURLING HUNTER, HAMILTON, BERMUDA
   KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP
   WASHINGTON, DC, U.S.A.

CUSTODIAN

   JPMORGAN CHASE BANK, BROOKLYN, NY, U.S.A.

SUBCUSTODIAN

   STANDARD BANK OF SOUTH AFRICA LIMITED
   JOHANNESBURG, SOUTH AFRICA

FUND ACCOUNTANTS

   KAUFMAN ROSSIN & CO., PA, MIAMI, FL, U.S.A.

SHAREHOLDER SERVICES

   LGN ASSOCIATES, FLORHAM PARK, NJ, U.S.A.
   (973) 377-3535

TRANSFER AGENT

   EQUISERVE TRUST COMPANY, N.A.,
   525 WASHINGTON BOULEVARD, JERSEY CITY, NJ 07310, U.S.A.

WEBSITE--http://www.asaltd.com


ASA
(BERMUDA)
LIMITED


    (GRAPHIC OMITTED)
    INTERIM
    REPORT

                                     FOR THE
                                   SIX MONTHS
                                      ENDED
                                   MAY 31, 2005

Item 2.        Code of Ethics.

               Not applicable.

Item 3.        Audit Committee Financial Expert.

               Not applicable.

Item 4.        Principal Accountant Fees and Services.

               Not applicable.

Item 5.        Audit Committee of Listed Registrants.

               Not applicable.

Item 6.        Schedule of Investments.

               Included as part of the report to shareholders filed under
               Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

               Not applicable.

Item 8.        Portfolio Managers of Closed-end Management Investment Companies.

               Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

               None.

Item 10.       Submission of Matters to a Vote of Security Holders.

               There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement dated January 28, 2005.

Item 11.       Controls and Procedures.

               (a) The Chairman of the Board, President and Treasurer, in his capacities as principal executive officer and principal financial officer of registrant, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on his evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

               (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item l2.       Exhibits.

               (a)(1) Not applicable.

               (a)(2) The certification required by Rule 30a-2(a) under the
                      1940 Act is attached hereto.

               (a)(3) Not applicable.

               (b) The certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) under the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code is attached hereto. This certification is not deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

                                   Signatures

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  ASA (Bermuda) Limited



Date:  August 8, 2005

                                  By: /s/ Robert J.A. Irwin
                                      ------------------------------------------
                                                 Robert J.A. Irwin
                                  Chairman of the Board, President and Treasurer







         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.





Date:  August 8, 2005


                                  By: /s/ Robert J.A. Irwin
                                      ------------------------------------------
                                                 Robert J.A. Irwin
                                  Chairman of the Board, President and Treasurer
                                          (Principal Executive Officer
                                                       and
                                           Principal Financial Officer)